Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2021
Receivables [Abstract]
Schedule of Accounts Receivable Activity

	As of December 31,
	2020	2021 (1)

	(US$ thousand)
Accounts receivable	$29,375	$38,955
Less: allowance for current e x pected credi t losses	(1,535)	(6,336)

Accounts receivable, net	$27,840	$32,619

Schedule of Movement of Allowance of Doubtful Accounts
Movement of allowance for credit losses was as follows:

	As of December 31,
	2019	2020	2021 (1)

	(US$ thousand)
At beginning of the period	$(367)	$(1,036)	$(1,535)
Additional provisions	(780)	(1,365)	(4,828)
Write-off	100	921	97
Foreign currency translation impact	11	(55)	(70)

At end of the period	$(1,036)	$(1,535)	$(6,336)

(1)	The allowance for current expected credit losses reflects the Company’s estimated probable incurred losses upon adoption of ASC 326. See Note 2(j) for the Company’s CECL policy.